Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Borrowings [abstract]
Trade receivables	¥ 15,298	¥ 19,789
Receivables from financial services	1,101,778	1,086,786
Equipment on operating leases	142,097	122,320
Property, plant and equipment	2,548	2,138
Total	¥ 1,261,721	¥ 1,231,033